Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	$ 1,385	$ 1,781	$ 1,334
Cost of revenue [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	9	52	36
Research and development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	348	416	258
Sales and marketing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	204	279	240
General and administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	$ 824	$ 1,034	$ 800